Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related Party Transactions	Related Party Transactions
Key management personnel consist of the Company’s directors and officers. The remuneration of key management personnel during the year was as follows:

	Year ended December 31,
	2023	2022
Salaries and short-term benefits(1)	$10,746	$11,058
Share-based payments(2)	8,156	6,478
	$18,902	$17,536
(1)    Includes annual salary and short-term incentives or bonuses earned in the year.
(2)    Includes PSUs, RSUs, DSUs and stock option grants.